Schedule of Promissory Notes Included in Balance Sheet (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Short-Term Debt [Line Items]
Balance, beginning of the year				£ 2,034,778
Balance, end of the year					£ 2,034,778
Promissory Notes [Member]
Short-Term Debt [Line Items]
Balance, beginning of the year			2,571,960	2,034,778	1,461,931
Cash proceeds from issuance of Promissory Notes			241,105	190,748	332,290
Loss from change in fair value of Promissory Notes			470,051	371,876	240,557
In exchange for the preferred shares issued	$ (3,283,116)	£ (2,597,402)	(3,283,116)	(2,597,402)
Balance, end of the year					£ 2,034,778